Additional Information-Financial Statement Schedule 1 (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating expense:
Other operating income, net	$ 1,088,346	$ 6,182,764	$ 852,888
Income from operations	6,864,278	5,643,561	5,979,666
Interest income	273,984	977,104	2,143,396
Other income, net	(133,818)	1,039,084	120,315
Equity in losses of equity method investees	(4,876,523)	(5,491,484)
Net loss attributable to Mecox Lane Limited shareholders	(16,350,260)	(26,610,291)	(22,432,150)
Other comprehensive income:
Change in cumulative foreign currency translation adjustment	(472,357)	1,408,045	91,198
Comprehensive loss attributable to Mecox Lane Limited shareholders	(16,822,617)	(25,202,246)	(22,340,952)
MECOX LANE LIMITED
Operating expense:
General and administrative expense	(3,531,358)	(6,050,882)	(4,064,063)
Other operating income, net	1,330,165	6,000,000
Income from operations	(2,201,193)	(50,882)	(4,064,063)
Interest income	17	14	2,007
Other income, net	(133,190)	1,068,187	121,342
Equity in losses of equity method investees	(14,015,894)	(27,627,610)	(18,491,436)
Net loss attributable to Mecox Lane Limited shareholders	(16,350,260)	(26,610,291)	(22,432,150)
Other comprehensive income:
Change in cumulative foreign currency translation adjustment	(472,357)	1,408,045	91,198
Comprehensive loss attributable to Mecox Lane Limited shareholders	$ (16,822,617)	$ (25,202,246)	$ (22,340,952)